Schedule III (Real Estate and Accumulated Depreciation and Amortization) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 160,829,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		51,202,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		212,326,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		263,528,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		14,982,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		51,274,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		227,307,000
SEC Schedule III, Real Estate, Gross, Total		278,581,000
Real Estate Accumulated Depreciation		36,311,485 [1]	$ 29,961,472	$ 26,540,852
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		1,748,000
SEC Schedule III, Real Estate Investment Property, Net, Total		240,522,000
Office/Industrial Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		117,083,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		36,607,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		152,339,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		188,946,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		13,179,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		36,649,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		165,518,000
SEC Schedule III, Real Estate, Gross, Total		202,167,000
Real Estate Accumulated Depreciation	[1]	29,109,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		748,000
SEC Schedule III, Real Estate Investment Property, Net, Total		172,310,000
Office/Industrial Properties [Member] | Garden Gateway Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		6,627,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		3,035,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		12,091,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		15,126,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		1,623,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		3,035,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		13,714,000
SEC Schedule III, Real Estate, Gross, Total		16,749,000
Real Estate Accumulated Depreciation	[1]	5,044,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 11,705,000
Real Estate And Accumulated Depreciation Date Acquired		03/07
Real Estate And Accumulated Depreciation Year Built Or Renovated		1982
Office/Industrial Properties [Member] | Executive Office Park [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 4,232,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,266,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		8,815,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		10,081,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		494,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,266,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		9,309,000
SEC Schedule III, Real Estate, Gross, Total		10,575,000
Real Estate Accumulated Depreciation	[1]	2,451,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 8,124,000
Real Estate And Accumulated Depreciation Date Acquired		07/08
Real Estate And Accumulated Depreciation Year Built Or Renovated		2000
Office/Industrial Properties [Member] | Pacific Oaks Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 1,513,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		980,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		3,868,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		4,848,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		126,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		980,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		3,994,000
SEC Schedule III, Real Estate, Gross, Total		4,974,000
Real Estate Accumulated Depreciation	[1]	876,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 4,098,000
Real Estate And Accumulated Depreciation Date Acquired		09/08
Real Estate And Accumulated Depreciation Year Built Or Renovated		2005
Office/Industrial Properties [Member] | Morena Office Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 2,225,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,333,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		5,203,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		6,536,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		731,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,333,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		5,934,000
SEC Schedule III, Real Estate, Gross, Total		7,267,000
Real Estate Accumulated Depreciation	[1]	1,688,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		500,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 5,079,000
Real Estate And Accumulated Depreciation Date Acquired		01/09
Real Estate And Accumulated Depreciation Year Built Or Renovated		1987
Office/Industrial Properties [Member] | Genesis Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,610,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,400,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		8,600,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		10,000,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		1,415,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,400,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		10,015,000
SEC Schedule III, Real Estate, Gross, Total		11,415,000
Real Estate Accumulated Depreciation	[1]	2,744,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 8,671,000
Real Estate And Accumulated Depreciation Date Acquired		03/09
Real Estate And Accumulated Depreciation Year Built Or Renovated		1998
Office/Industrial Properties [Member] | Dakota Bank Buildings [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 10,678,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		832,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		8,743,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		9,575,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		2,945,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		832,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		11,688,000
SEC Schedule III, Real Estate, Gross, Total		12,520,000
Real Estate Accumulated Depreciation	[1]	2,371,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 10,149,000
Real Estate And Accumulated Depreciation Date Acquired		08/10
Real Estate And Accumulated Depreciation Year Built Or Renovated		1986
Office/Industrial Properties [Member] | Rangewood Medical Office Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 958,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		572,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		2,058,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		2,630,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		404,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		572,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		2,462,000
SEC Schedule III, Real Estate, Gross, Total		3,034,000
Real Estate Accumulated Depreciation	[1]	732,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		248,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 2,054,000
Real Estate And Accumulated Depreciation Date Acquired		05/11
Real Estate And Accumulated Depreciation Year Built Or Renovated		1982
Office/Industrial Properties [Member] | Shoreline Medical Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 3,602,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,820,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		4,530,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		6,350,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		22,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,820,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		4,552,000
SEC Schedule III, Real Estate, Gross, Total		6,372,000
Real Estate Accumulated Depreciation	[1]	551,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 5,821,000
Real Estate And Accumulated Depreciation Date Acquired		12/11
Office/Industrial Properties [Member] | Shoreline Medical Building [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		1971
Office/Industrial Properties [Member] | Shoreline Medical Building [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2008
Office/Industrial Properties [Member] | Port of San Diego Complex [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 9,852,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		9,613,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		4,887,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		14,500,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		1,070,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		9,655,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		5,957,000
SEC Schedule III, Real Estate, Gross, Total		15,612,000
Real Estate Accumulated Depreciation	[1]	1,460,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 14,152,000
Real Estate And Accumulated Depreciation Date Acquired		05/12
Real Estate And Accumulated Depreciation Year Built Or Renovated		1980
Office/Industrial Properties [Member] | The Presidio [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,000,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,325,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		5,950,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,275,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		866,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,325,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		6,816,000
SEC Schedule III, Real Estate, Gross, Total		8,141,000
Real Estate Accumulated Depreciation	[1]	1,532,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 6,609,000
Real Estate And Accumulated Depreciation Date Acquired		11/12
Real Estate And Accumulated Depreciation Year Built Or Renovated		1988
Office/Industrial Properties [Member] | Bismarck Office Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 4,159,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		413,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		4,926,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		5,339,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		1,116,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		413,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		6,042,000
SEC Schedule III, Real Estate, Gross, Total		6,455,000
Real Estate Accumulated Depreciation	[1]	1,063,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 5,392,000
Real Estate And Accumulated Depreciation Date Acquired		03/14
Real Estate And Accumulated Depreciation Year Built Or Renovated		1976
Office/Industrial Properties [Member] | Union Terrace [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,559,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,717,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		7,708,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		9,425,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		573,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,717,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		8,281,000
SEC Schedule III, Real Estate, Gross, Total		9,998,000
Real Estate Accumulated Depreciation	[1]	1,723,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 8,275,000
Real Estate And Accumulated Depreciation Date Acquired		08/14
Real Estate And Accumulated Depreciation Year Built Or Renovated		1982
Office/Industrial Properties [Member] | Centennial Technology Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 10,077,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		2,025,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		13,475,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		15,500,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		250,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		2,025,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		13,725,000
SEC Schedule III, Real Estate, Gross, Total		15,750,000
Real Estate Accumulated Depreciation	[1]	1,593,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 14,157,000
Real Estate And Accumulated Depreciation Date Acquired		12/14
Real Estate And Accumulated Depreciation Year Built Or Renovated		1999
Office/Industrial Properties [Member] | Arapahoe Service Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 8,500,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,420,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		10,430,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		11,850,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		477,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,420,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		10,907,000
SEC Schedule III, Real Estate, Gross, Total		12,327,000
Real Estate Accumulated Depreciation	[1]	1,120,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 11,207,000
Real Estate And Accumulated Depreciation Date Acquired		12/14
Real Estate And Accumulated Depreciation Year Built Or Renovated		2000
Office/Industrial Properties [Member] | West Fargo Industrial [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 4,435,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,693,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		6,207,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,900,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		87,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,693,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		6,294,000
SEC Schedule III, Real Estate, Gross, Total		7,987,000
Real Estate Accumulated Depreciation	[1]	356,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 7,631,000
Real Estate And Accumulated Depreciation Date Acquired		08/15
Office/Industrial Properties [Member] | West Fargo Industrial [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		1998
Office/Industrial Properties [Member] | West Fargo Industrial [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2005
Office/Industrial Properties [Member] | 300 N.P. [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		$ 135,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		3,715,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		3,850,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		115,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		135,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		3,830,000
SEC Schedule III, Real Estate, Gross, Total		3,965,000
Real Estate Accumulated Depreciation	[1]	215,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 3,750,000
Real Estate And Accumulated Depreciation Date Acquired		08/15
Real Estate And Accumulated Depreciation Year Built Or Renovated		1922
Office/Industrial Properties [Member] | Highland Court [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,829,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		3,608,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		9,442,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		13,050,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		556,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		3,608,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		9,998,000
SEC Schedule III, Real Estate, Gross, Total		13,606,000
Real Estate Accumulated Depreciation	[1]	1,094,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 12,512,000
Real Estate And Accumulated Depreciation Date Acquired		08/15
Real Estate And Accumulated Depreciation Year Built Or Renovated		1984
Office/Industrial Properties [Member] | One Park Centre [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,500,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,206,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		7,944,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		9,150,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		166,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,206,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		8,110,000
SEC Schedule III, Real Estate, Gross, Total		9,316,000
Real Estate Accumulated Depreciation	[1]	801,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 8,515,000
Real Estate And Accumulated Depreciation Date Acquired		08/15
Real Estate And Accumulated Depreciation Year Built Or Renovated		1983
Office/Industrial Properties [Member] | Shea Center II [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 17,727,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		2,214,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		23,747,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		25,961,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		143,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		2,214,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		23,890,000
SEC Schedule III, Real Estate, Gross, Total		26,104,000
Real Estate Accumulated Depreciation	[1]	1,695,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 24,409,000
Real Estate And Accumulated Depreciation Date Acquired		12/15
Real Estate And Accumulated Depreciation Year Built Or Renovated		2000
Retail Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 21,486,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		9,403,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		29,494,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		38,897,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		1,803,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		9,433,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		31,297,000
SEC Schedule III, Real Estate, Gross, Total		40,730,000
Real Estate Accumulated Depreciation	[1]	6,331,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		1,000,000
SEC Schedule III, Real Estate Investment Property, Net, Total		33,399,000
Retail Properties [Member] | World Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,698,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		6,232,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,930,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		702,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,698,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		6,934,000
SEC Schedule III, Real Estate, Gross, Total		8,632,000
Real Estate Accumulated Depreciation	[1]	2,179,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		700,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 5,753,000
Real Estate And Accumulated Depreciation Date Acquired		09/07
Real Estate And Accumulated Depreciation Year Built Or Renovated		1974
Retail Properties [Member] | Regatta Square [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 1,151,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		811,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		1,369,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		2,180,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		76,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		811,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		1,445,000
SEC Schedule III, Real Estate, Gross, Total		2,256,000
Real Estate Accumulated Depreciation	[1]	420,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 1,836,000
Real Estate And Accumulated Depreciation Date Acquired		10/07
Real Estate And Accumulated Depreciation Year Built Or Renovated		1996
Retail Properties [Member] | Waterman Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 3,939,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		2,350,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		4,814,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,164,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		66,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		2,380,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		4,880,000
SEC Schedule III, Real Estate, Gross, Total		7,260,000
Real Estate Accumulated Depreciation	[1]	1,208,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amount		300,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 5,752,000
Real Estate And Accumulated Depreciation Date Acquired		08/08
Real Estate And Accumulated Depreciation Year Built Or Renovated		2008
Retail Properties [Member] | Yucca Valley Retail Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 6,000,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		2,386,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		5,175,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,561,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		749,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		2,386,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		5,924,000
SEC Schedule III, Real Estate, Gross, Total		8,310,000
Real Estate Accumulated Depreciation	[1]	1,573,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 6,737,000
Real Estate And Accumulated Depreciation Date Acquired		9/11, 5/12
Real Estate And Accumulated Depreciation Year Built Or Renovated		1978
Retail Properties [Member] | Union Town Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 8,440,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,750,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		9,462,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		11,212,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		152,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,750,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		9,614,000
SEC Schedule III, Real Estate, Gross, Total		11,364,000
Real Estate Accumulated Depreciation	[1]	820,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 10,544,000
Real Estate And Accumulated Depreciation Date Acquired		12/14
Real Estate And Accumulated Depreciation Year Built Or Renovated		2003
Retail Properties [Member] | Research Parkway [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 1,956,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		408,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		2,442,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		2,850,000
SEC Schedule III Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Buildings and Improvements		58,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		408,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		2,500,000
SEC Schedule III, Real Estate, Gross, Total		2,908,000
Real Estate Accumulated Depreciation	[1]	131,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 2,777,000
Real Estate And Accumulated Depreciation Date Acquired		8/15
Real Estate And Accumulated Depreciation Year Built Or Renovated		2003
Model Home [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 22,260,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		5,192,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		30,493,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		35,685,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		5,192,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		30,492,000
SEC Schedule III, Real Estate, Gross, Total		35,684,000
Real Estate Accumulated Depreciation	[1]	871,000
SEC Schedule III, Real Estate Investment Property, Net, Total		34,813,000
Model Home [Member] | NetREIT Dubose Model Home REIT, Inc. [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		7,604,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,902,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		11,064,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		12,966,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,902,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		11,063,000
SEC Schedule III, Real Estate, Gross, Total		12,965,000
Real Estate Accumulated Depreciation	[1]	466,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 12,499,000
Real Estate And Accumulated Depreciation Date Acquired		2010-2016
Model Home [Member] | NetREIT Dubose Model Home REIT, Inc. [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2010
Model Home [Member] | NetREIT Dubose Model Home REIT, Inc. [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2016
Model Home [Member] | Dubose Model Home Investors 201 L.P. [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 250,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		63,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		460,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		523,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		63,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		460,000
SEC Schedule III, Real Estate, Gross, Total		523,000
Real Estate Accumulated Depreciation	[1]	51,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 472,000
Real Estate And Accumulated Depreciation Date Acquired		2012-2014
Model Home [Member] | Dubose Model Home Investors 201 L.P. [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2012
Model Home [Member] | Dubose Model Home Investors 201 L.P. [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2014
Model Home [Member] | Dubose Model Home Investors 202, L.P. [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 4,456,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,023,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		6,304,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		7,327,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,023,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		6,304,000
SEC Schedule III, Real Estate, Gross, Total		7,327,000
Real Estate Accumulated Depreciation	[1]	188,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 7,139,000
Real Estate And Accumulated Depreciation Date Acquired		2014-2016
Model Home [Member] | Dubose Model Home Investors 202, L.P. [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2014
Model Home [Member] | Dubose Model Home Investors 202, L.P. [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Year Built Or Renovated		2016
Model Home [Member] | Dubose Model Home Investors 203, L.P. [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 4,540,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,005,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		5,636,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		6,641,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,005,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		5,636,000
SEC Schedule III, Real Estate, Gross, Total		6,641,000
Real Estate Accumulated Depreciation	[1]	56,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 6,585,000
Real Estate And Accumulated Depreciation Date Acquired		2016
Real Estate And Accumulated Depreciation Year Built Or Renovated		2016
Model Home [Member] | NetREIT Model Homes LLC [Member]
Real Estate And Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 5,410,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,199,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements		7,029,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements, Total		8,228,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,199,000
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements		7,029,000
SEC Schedule III, Real Estate, Gross, Total		8,228,000
Real Estate Accumulated Depreciation	[1]	110,000
SEC Schedule III, Real Estate Investment Property, Net, Total		$ 8,118,000
Real Estate And Accumulated Depreciation Date Acquired		2016
Real Estate And Accumulated Depreciation Year Built Or Renovated		2016

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years.